Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2013	141,236
2014	55,209
2015	35,330
2016	23,281
2017	13,310
Later years	7,650

Total	276,016

Changes in Product Warranty Liability

The changes in product warranty liability for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Balance at beginning of the fiscal year	57,922	50,856	54,940
Additional liabilities for warranties	46,686	48,610	60,073
Settlements (in cash or in kind)	(45,218)	(36,537)	(39,954)
Changes in estimate for pre-existing warranty reserve	(7,649)	(4,802)	(4,397)
Translation adjustment	(885)	(3,187)	(2,802)

Balance at end of the fiscal year	50,856	54,940	67,860